Condensed Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
REVENUE
Fee and commission income	$ 474,800,943	$ 351,522,552
Digital solutions and other services	56,018,141	0
Fashion and luxury media advertising and marketing services	7,667,252	0
Dividend and gain related to disposed investment	50,213,509	167,824,938
Total income	588,699,845	519,347,490
Net fair value changes on derivative financial assets	475,415,376	(36,005,365)
Net fair value changes on financial assets at fair value through profit or loss, stock loan and derivative financial asset	(141,508,552)	240,006,805
Total revenue	922,606,669	723,348,930
Other income	57,603,453	71,500,916
Other operating expenses	(60,621,102)	(41,768,252)
Staff costs	(59,046,165)	(43,133,986)
Share of profit or losses of associates	(88,450)	0
Finance costs	(2,494,024)	(6,401,352)
Net fair value changes on derivative financial liability	13,347,266	(742,618)
PROFIT BEFORE TAX	871,307,647	702,803,638
Income tax expense	(69,912,890)	(73,116,457)
PROFIT FOR THE PERIOD	801,394,757	629,687,181
Attributable to:
Owners of the parent	741,618,999	567,049,552
Non-controlling interests	(1,436,854)	(134,120)
Holders of perpetual securities	61,212,612	62,771,749
PROFIT FOR THE PERIOD	801,394,757	629,687,181
Class A Ordinary Shares [Member]
Attributable to:
Owners of the parent	$ 339,059,987	$ 143,897,916
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 2.55	$ 2.31
Diluted	$ 2.55	$ 2.31
Class B Ordinary Shares [Member]
Attributable to:
Owners of the parent	$ 402,559,012	$ 423,151,636
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 2.55	$ 2.31
Diluted	$ 2.55	$ 2.31